Contingencies (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Management Fee, percentage of Group's Adjusted EBITDA (up to)	1.50%
Top of range | 2009 and 2010 financial years
Disclosure of transactions between related parties [line items]
Management Fee (up to)	$ 22,000,000
Permitted Management Fee (up to)	$ 22,000,000